Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 20, 2021	Dec. 31, 2021	Jul. 21, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrants outstanding (in shares)			30,979,993
Warrant liabilities		$ 29,332		$ 0
Class B Units
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Initial fair value of warrants		0		593,235
Class B Units | Recurring
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Initial fair value of warrants				593,235
Class B Units | Level 3 | Recurring
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Initial fair value of warrants			$ 45,021	$ 593,235
Private Warrants
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrants outstanding (in shares)			10,280,000
Warrants redemption price per share (USD per share)	$ 10.00
Minimum notice period for warrants redemption	30 days
Private Warrants | Recurring
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrant liabilities		9,733
Private Warrants | Level 3 | Recurring
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrant liabilities		9,733
Public Warrants
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Term of warrants	5 years
Public Warrants | Recurring
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrant liabilities		19,599
Public Warrants | Level 3 | Recurring
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrant liabilities		$ 0
Public Warrants | Minimum | Common Stock - Class A
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrants redemption price per share (USD per share)		$ 11.50
Share Trigger Price One | Common Stock - Class A
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrants exercisable, ordinary share per warrant (in shares)		$ 0.361
Share Trigger Price One | Maximum | Common Stock - Class A
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrants redeemable, threshold consecutive trading days		10 days
Share Trigger Price One | Private Warrants
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrants redemption price per share (USD per share)	$ 10.00	$ 0.10
Warrants redeemable, threshold consecutive trading days		20 days
Warrants redeemable, threshold trading days		30 days
Share Trigger Price One | Private Warrants | Minimum
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrants redeemable, threshold consecutive trading days		20 days
Share Trigger Price One | Private Warrants | Minimum | Common Stock - Class A
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrants redemption price per share (USD per share)		$ 10.00
Share Trigger Price One | Private Warrants | Maximum
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrants redeemable, threshold consecutive trading days		30 days
Share Trigger Price One | Private Warrants | Maximum | Common Stock - Class A
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrants redemption price per share (USD per share)		$ 18.00
Share Trigger Price Two | Private Warrants
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrants redemption price per share (USD per share)		$ 0.01
Warrants redeemable, threshold consecutive trading days		20 days
Warrants redeemable, threshold trading days		30 days
Share Trigger Price Two | Private Warrants | Common Stock - Class A
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrants redemption price per share (USD per share)		$ 18.00
Share Trigger Price Two | Private Warrants | Maximum
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrants redeemable, threshold trading days		30 days
IPO
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrants outstanding (in shares)		20,699,993
Private Placement
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrants outstanding (in shares)		10,280,000